Annual Total Returns[BarChart] - Direxion Monthly NASDAQ-100 Bull 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.19%	33.40%	81.25%	37.93%	14.44%	9.87%	68.62%	(7.69%)	79.35%	101.00%